As filed with the Securities and Exchange Commission on April 21, 1999
                                           Registration Nos. 333-9745
                                           No. 811-07753

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
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                                    FORM N-4
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 o
                           Pre-Effective Amendment No.

                         Post-Effective Amendment No. 6


                                       and
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940o

                                Amendment No. 7x


                              SEPARATE ACCOUNT VA-6
                           (Exact Name of Registrant)

                 TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY
                               (Name of Depositor)

  Transamerica Square, 401 North Tryon Street, Charlotte, North Carolina 28202
              (Address of Depositor's Principal Executive Offices)
        Depositor's Telephone Number, including Area Code: (704) 330-5600

Name and Address of Agent for Service:  Copy to:

JAMES W. DEDERER, Esq.                  FREDERICK R. BELLAMY, Esq.
General Counsel and Secretary           Sutherland, Asbill & Brennan LLP
Transamerica Life Insurance             1275 Pennsylvania Avenue, N.W.
and Annuity Company                     Washington, D.C. 20004-2415
1150 South Olive Street
Los Angeles, California  90015-2211


Title  of  securities  being registered:
Flexible premium deferred variable annuity contracts.

          It is proposed  that this filing will become  effective:
           ___immediately upon filing pursuant to paragraph (b) x on May 1, 1999 pursuant to paragraph (b)
           ___60 days after filing  pursuant to  paragraph  (a)(1)
           ___ on ___ pursuant to paragraph (a)(1)

If appropriate, check the following box:

         x this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.



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Incorporating  by reference  Post-Effective  Amendment  No. 5 File No.  333-9745
(Filed February 5, 1999) to this Registration Statement on Form N-4, the Cross Reference Page, Prospectus, Statement of Additional Information, and Part C.



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                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, Transamerica Occidental Life Insurance Company certifies that this Amendment meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf by the undersigned in the City of Los Angeles, State of California on the 21st day of April, 1999.

                            SEPARATE ACCOUNT VA-6 OF
                           TRANSAMERICA LIFE INSURANCE
                               AND ANNUITY COMPANY
                                  (REGISTRANT)

                           TRANSAMERICA LIFE INSURANCE
                               AND ANNUITY COMPANY
                                   (DEPOSITOR)


                 -----------------------------------------------
                               David M. Goldstein
                                 Vice President

As required by the Securities Act of 1933, this Registration Statement has been signed below on April 21, 1999 by the following persons or by their duly appointed attorney-in-fact in the capacities specified:

Signatures                          Titles                             Date
______________________*             Director and President             April 21, 1999
Nooruddin S. Veerjee

______________________*             Director  and Chairman             April 21, 1999
Thomas J. Cusack

______________________*             Director                           April 21, 1999
James W. Dederer

______________________*             Director                           April 21, 1999
Richard H. Finn

______________________*             Director                           April 21, 1999
George A. Foegele

______________________*             Director                            April 21, 1999
David E. Gooding

______________________*             Director                            April 21, 1999
Edgar H. Grubb

______________________*             Director                            April 21, 1999
Frank C. Herringer

______________________*             Director                            April 21, 1999
Richard N. Latzer

______________________*             Director                            April 21, 1999
Karen MacDonald

______________________*             Director                            April 21, 1999
Gary U. Rolle'

______________________*             Director                           April 21, 1999
Paul E. Rutledge III

______________________*             Director                           April 21, 1999
T. Desmond Sugrue

______________________*             Director                                 April 21, 1999
Robert A. Watson


___________________________  On April 21, 1999 as Attorney-in-Fact pursuant to
*By: David M. Goldstein       powers of attorney filed herewith.




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